                                               JANUARY 2, 2001 SUPPLEMENT TO THE
                                           TRAVELERS PORTFOLIO ARCHITECT ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2000




The following sections of the prospectus are amended by adding the following language:

1.  WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? (SUMMARY)

If you select the Enhanced Stepped-Up Provision ("ESP"), an additional 0.20% annually will be deducted from amounts in the variable funding options. This provision is not available to a customer when either the annuitant or owner is age 76 or older on the contract date.

2.  ARE THERE ANY ADDITIONAL FEATURES? (Summary)

- ENHANCED STEPPED-UP PROVISION ("ESP"). For an additional charge, the total death benefit payable will be increased by either 40% or 25% depending on the age of the annuitant on the Contract Date.

3.  FEE TABLE

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

WITH ESP SELECTED:                                                    WITHOUT ESP SELECTED
Mortality and Expense Risk Charge..........1.25%                      Mortality and Expense Risk Charge..........1.25%
Administrative Expense Charge..............0.15%                      Administrative Expense Charge..............0.15%
ESP Charge.................................0.20%                                                                 -----
                                           -----                           Total Separate Account Charges........1.40%
     Total Separate Account Charges........1.60%

FUNDING OPTION EXPENSES:
(as a percentage of the average daily net assets of the Funding Option as of December 31, 1999, unless otherwise noted)

The following information replaces the expenses information in the prospectus for the funds shown:


                                                                                                                      TOTAL ANNUAL
                                                                                                                       OPERATING
                                                MANAGEMENT FEE                              OTHER EXPENSES              EXPENSES
                                                (AFTER EXPENSE                              (AFTER EXPENSE          (AFTER EXPENSE
FUNDING OPTIONS                                 REIMBURSEMENT)           12b-1 FEES         REIMBURSEMENT)           REIMBURSEMENT)
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
     Capital Appreciation Portfolio........         0.43%                                      0.35%                     0.78%  (3)

EXAMPLE:  WITH ESP SELECTED

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

-----------------------------------------------------------------------------------------------------------------------------------
                                                  IF CONTRACT IS SURRENDERED AT THE            IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN:                    ANNUITIZED AT END OF PERIOD SHOWN:
                                         ------------------------------------------------------------------------------------------
FUNDING OPTIONS                            1 YEAR     3 YEARS    5 YEARS    10 YEARS       1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund...............     85         126        170         278           25        76       130        278
Money Market Portfolio..................     80         113        149         235           20        63       109        235
ALLIANCE VARIABLE PRODUCT SERIES FUND
INC.
   Premier Growth Portfolio - Class R...     89         140        193         323           29        90       153        323
DELAWARE GROUP PREMIUM FUND
   REIT Series..........................     85         127        171         280           25        77       131        280
DREYFUS VARIABLE INVESTMENT FUND
   Capital Appreciation Portfolio.......     84         125        168         273           21        75       128        273
   Small Cap Portfolio..................     84         125        168         273           24        75       128        273
GREENWICH STREET SERIES FUND
   Equity Index Portfolio - Class II
   Shares...............................     82         117        154         246           22        67       114        246
JANUS ASPEN SERIES
   Balanced Portfolio - Service Shares..     86         129        175         287           26        79       135        287
   Global Life Sciences Portfolio.......     87         134        183         304           27        84       143        304
Service Shares..........................
   Global Technology Portfolio..........     87         132        180         298           27        82       140        298
Service Shares..........................
   Worldwide Growth Portfolio - Service      86         130        176         290           26        80       136        290
Shares..................................
SALOMON BROTHERS VARIABLE SERIES FUNDS
INC.
   Capital Fund.........................     86         131        179         295           26        81       139        295
   Investor Fund........................     86         131        178         293           26        81       138        293
   Small Cap Growth Fund................     91         146        203         342           31        96       163        342
TRAVELERS SERIES FUND INC.
   Alliance Growth Portfolio............     85         126        170         277           25        76       130        277
   MFS Total Return Portfolio...........     85         127        171         279           25        77       131        279
   Putnam Diversified Income Portfolio..     85         126        170         278           25        76       130        278
THE TRAVELERS SERIES TRUST
   Convertible Bond Portfolio...........     84         125        169         275           24        75       129        275
   Disciplined Mid Cap Stock Portfolio..     86         130        176         290           26        80       136        290
   Disciplined Small Cap Stock
   Portfolio............................     86         131        179         295           26        81       139        295
   Equity Income Portfolio..............     85         128        173         283           25        78       133        283
   Federated High Yield Portfolio.......     85         127        171         279           25        77       131        279
   Federated Stock Portfolio............     85         126        170         277           25        76       130        277
   Large Cap Portfolio..................     85         127        172         282           25        77       132        282
   Lazard International Stock
   Portfolio............................     87         133        182         301           27        83       142        301
   MFS Emerging Growth Portfolio........     85         127        172         282           25        77       132        282
   MFS Mid Cap Growth Portfolio.........     86         131        179         295           26        81       139        295
   MFS Research Portfolio...............     86         131        178         294           26        81       138        294
   Strategic Stock Portfolio............     85         128        174         285           25        78       134        285
   Travelers Quality Bond Portfolio.....     82         117        156         249           22        67       116        249
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio - Service
   Class 2..............................     85         128        174         285           25        78       134        285
WARBURG PINCUS TRUST
   Emerging Markets Portfolio...........     90         143        198         333           30        93       158        333


* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $30 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF 0.015% OF ASSETS.

4.    CHARGES AND DEDUCTIONS

ESP CHARGE

If the ESP option is selected, a charge of is deducted each business day from amounts held in the variable funding options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

5.    DEATH BENEFIT

The DEATH PROCEEDS BEFORE THE MATURITY DATE section of the prospectus is amended by adding the following language to the end of that section:

ENHANCED STEPPED-UP PROVISION ("ESP")

If you have selected the ESP, the total death benefit payable as of the death report date will equal the death benefit described above plus:

          If the Annuitant is younger than age 70 on the Contract Date:
          40% of the lesser of the Modified Purchase Payments, or Your contract value minus the Modified Purchase Payments, calculated as of the Death Report Date; or

          If the Annuitant is between the ages of 70 and 75 on the Contract
          Date:
          25% of the lesser of the Modified Purchase Payments, or Your contract value minus the Modified Purchase Payments, calculated as of the Death Report Date.

          Modified Purchase Payments
          Modified Purchase Payments are equal to the total Purchase Payments less the total amount of any partial surrenders made under this contract.

                                               JANUARY 2, 2001 SUPPLEMENT TO THE
                                              TRAVELERS PREMIER ADVISERS ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2000
                                               AND SUPPLEMENTED DECEMBER 1, 2000


The following sections of the prospectus are amended by adding the following language:

1.  WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT?  (Summary)

If you select the Enhanced Stepped-Up Provision ("ESP"), an additional 0.20% annually will be deducted from amounts in the variable funding options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

2.  ARE THERE ANY ADDITIONAL FEATURES? (Summary)

- ENHANCED STEPPED-UP PROVISION ("ESP"). For an additional charge, the total death benefit payable will be increased by either 40% or 25%, depending on the age of the annuitant on the Contract Date.

3.  FEE TABLE

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

WITH ESP SELECTED:                                              WITHOUT ESP SELECTED
Mortality and Expense Risk Charge.............1.25%             Mortality and Expense Risk Charge..........1.25%
Administrative Expense Charge.................0.15%             Administrative Expense Charge..............0.15%
ESP Charge....................................0.20%                                                        -----
                                              -----                  Total Separate Account Charges....... 1.40%
     Total Separate Account Charges...........1.60%

EXAMPLE*:  WITH ESP ELECTED
Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

----------------------------------------------------------------------------------------------------------------------
                                           If Contract is surrendered at the      If Contract is NOT Surrendered or
                                                 end of period shown:             Annuitized at end of period shown:
                                         -------------------------------------- ---------------------------------------
FUNDING OPTION                           1 YEAR   3 YEARS   5 YEARS  10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------- -------- --------- -------- ---------- -------- --------- --------- ----------
JANUS ASPEN SERIES
   Balanced Portfolio - Service Shares     86       129       175       287       26        79       135        287
   Capital Appreciation
   Portfolio-Service Shares                86       129       175       287       26        79       135        287
   Strategic Value Portfolio - Service
   Shares                                  89       139       191       319       29        89       151        319
   Worldwide Growth Portfolio -
   Service Shares                          86       130       176       290       26        80       136        290
SALOMON BROTHERS VARIABLE SERIES FUND
INC.                                       85       127       171       280       25        77       131        280
    Capital Fund                           86       131       179       294       26        81       139        294
    High Yield Bond Fund........           86       131       179       294       26        81       139        294
    Investors Fund..............           86       131       178       292       26        81       138        292
    Small Cap Growth Fund.......           91       146       203       342       31        96       163        342
    Strategic Bond Fund.........           86       131       179       294       26        81       139        294
THE TRAVELER SERIES TRUST                  85       125       169       275       24        75       129        275
   Equity Income Portfolio                 85       128       173       283       25        78       133        283
   Large Cap Portfolio                     85       127       172       282       25        77       132        282

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    Active International Allocation
Portfolio                                  88       136       186       309       28        86       146        309
    Emerging Markets Equity Portfolio      94       154       217       368       34       104       177        368
    Equity Growth Portfolio                85       127       171       280       25        77       131        280
    Global Equity Portfolio                88       136       186       309       28        86       146        309
    Mid Cap Growth Portfolio               87       133       181       299       27        83       141        299
    Mid Cap Value Portfolio                87       133       181       299       27        83       141        299
    Technology Portfolio                   88       136       186       309       28        86       146        309
    U.S. Real Estate Portfolio             88       136       186       309       28        86       146        309
VAN KAMPEN LIFE INVESTMENT TRUST
     Comstock Portfolio.............       91       145       201       337       31        95       161        337
     Domestic Income Portfolio......       88       134       184       305       28        84       144        305
     Emerging Growth Portfolio......       90       142       196       328       30        92       156        328
     Enterprise Portfolio...........       82       119       158       254       22        69       118        254
     Government Portfolio...........       82       119       158       254       22        69       118        254
     Growth and Income Portfolio....       84       124       166       270       24        74       126        270
     Money Market Portfolio.........       88       135       184       306       28        85       144        306
VARIABLE INSURANCE PRODUCTS III
(FIDELITY)
   Mid Cap Portfolio - Class II            89       139       191       319       29        89       151        319

*THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF 0.01% OF ASSETS.

4.  CHARGES AND DEDUCTIONS

ESP CHARGE

If the ESP option is selected, a charge of is deducted each business day from amounts held in the variable funding options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

5.  DEATH BENEFIT

The DEATH PROCEEDS BEFORE THE MATURITY DATE section of the prospectus is amended by adding the following language to the end of that section:

ENHANCED STEPPED-UP PROVISION  ("ESP")

If you have selected ESP, the total death benefit payable as of the death report date will equal the death benefit described above plus:

     If the Annuitant is younger than age 70 on the Contract Date:
     40% of the lesser of the Modified Purchase Payments, or Your contract value minus the Modified Purchase Payments, calculated as of the Death Report Date; or

     If the Annuitant is between the ages of 70 and 75 on the Contract Date:
     25% of the lesser of the Modified Purchase Payments, or Your contract value minus the Modified Purchase Payments, calculated as of the Death Report Date.

     Modified Purchase Payments
     Modified Purchase Payments are equal to the total Purchase Payments less the total amount of any partial surrenders made under this contract.


L-12922                                                          January 2, 2001

                                               JANUARY 2, 2001 SUPPLEMENT TO THE
                                    TRAVELERS PORTFOLIO ARCHITECT SELECT ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2000


The following sections of the prospectus are amended by adding the following language:

1.  WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT?  (Summary)

If you select the Enhanced Stepped-Up Provision ("ESP"), an additional 0.20% annually will be deducted from amounts in the variable funding options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

2.  ARE THERE ANY ADDITIONAL FEATURES?

- ENHANCED STEPPED-UP PROVISION ("ESP"). For an additional charge, the total death benefit payable will be increased by either 40% or 25%, depending on the age of the annuitant on the Contract Date.

3.  FEE TABLE

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

WITH ESP SELECTED:                                              WITHOUT ESP SELECTED
Mortality and Expense Risk Charge.............1.25%             Mortality and Expense Risk Charge..........1.25%
Administrative Expense Charge.................0.15%             Administrative Expense Charge..............0.15%
ESP Charge....................................0.20%                                                        -----
                                              -----                  Total Separate Account Charges....... 1.40%
     Total Separate Account Charges...........1.60%


EXAMPLE:  WITH ESP SELECTED
Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:


----------------------------------------------------------------------------------------------------------------------
                                          If Contract is surrendered at the       If Contract is NOT Surrendered or
                                                 end of period shown:            annuitized at end of period shown:
                                        --------------------------------------- --------------------------------------
FUNDING OPTION                          1 YEAR   3 YEARS    5YEARS   10 YEARS   1 YEAR  3 YEARS   5 YEARS   10 YEARS
--------------------------------------- -------- --------- --------- ---------- ------- --------- --------- ----------
Capital Appreciation Fund.............    85       126       170        278       25       76       130        278
Money Market Portfolio................    80       113       149        235       20       63       109        235
AIM VARIABLE INSURANCE FUNDS, INC.
     AIM V.I. Value Fund                  84       124       167        271       24       74       127        271
ALLIANCE VARIABLE PRODUCT SERIES FUND.
   Premier Growth Portfolio - Class B.    89       140       193        323       29       90       153        323
DELAWARE GROUP PREMIUM FUND
   REIT Series........................    85       127       171        280       25       77       131        280
DREYFUS VARIABLE INVESTMENT FUND
   Appreciation Portfolio.............    84       125       168        273       24       75       128        273
   Small Cap Portfolio................    84       125       168        273       24       75       128        273
GREENWICH STREET SERIES FUND
   Appreciation Portfolio.............    84       125       168        274       24       75       128        274
   Diversified Strategic Income
   Portfolio..........................    84       125       168        273       24       75       128        273
   Equity Index Portfolio - Class II
   Shares.............................    82       117       154        246       22       67       114        246

   Total Return Portfolio.............    84       125       168        274       24       75       128        274
JANUS ASPEN SERIES
   Balanced Portfolio - Service Shares    86       129       175        287       26       79       135        287
   Global Life Sciences Portfolio -
Service Shares........................    87       134       183        304       27       84       143        304
   Global Technology Portfolio -
Service Shares........................    87       132       180        298       27       82       140        298
   Worldwide Growth Portfolio -
Service Shares........................    86       130       176        290       26       80       136        290
SALOMON BROTHERS VARIABLE SERIES FUND
INC.
   Investors Fund.....................    86       131       178        293       26       81       138        293
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio    85       127       171        279       25       77       131        279
   Alliance Growth Portfolio..........    85       126       170        277       25       76       130        277
   MFS Total Return Portfolio.........    85       127       171        279       25       77       131        279
THE TRAVELERS SERIES TRUST
   Convertible Bond  Portfolio........    84       125       169        275       24       75       129        275
   Disciplined Mid Cap Stock
Portfolio.............................    86       130       176        290       26       80       136        290
   Disciplined Small Cap Stock
Portfolio.............................    86       131       179        295       26       81       139        295
   Equity Income Portfolio............    85       128       173        283       25       78       133        283
   Federated High Yield Portfolio.....    85       127       171        279       25       77       131        279
   Federated Stock Portfolio..........    85       126       170        277       25       76       130        277
   Large Cap Portfolio................    85       127       172        282       25       77       132        282
   Lazard International Stock
Portfolio.............................    87       133       182        301       27       83       142        301
   MFS Emerging Growth Portfolio......    85       127       172        282       25       77       132        282
   MFS Mid Cap Growth Portfolio.......    86       131       179        295       26       81       139        295
   Travelers Quality Bond Portfolio...    82       117       156        249       22       67       116        249
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio - Service
Class 2...............................    85       128       174        285       25       78       134        285
WARBURG PINCUS TRUST
   Emerging Markets Portfolio.........    90       143       198        333       30       93       158        333

* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $30 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF 0.015% OF ASSETS.

4.  CHARGES AND DEDUCTIONS

ESP CHARGE

If the ESP option is selected, a charge of is deducted each business day from amounts held in the variable funding options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

5.  DEATH BENEFIT

The DEATH PROCEEDS BEFORE THE MATURITY DATE section of the prospectus is amended by adding the following language to the end of that section:

ENHANCED STEPPED-UP PROVISION  ("ESP")

If you have selected the ESP, the total death benefit payable as of the death report date will equal the death benefit described above plus:

     If the Annuitant is younger than age 70 on the Contract Date:
     40% of the lesser of the Modified Purchase Payments, or Your contract value minus the Modified Purchase Payments, calculated as of the Death Report Date; or

     If the Annuitant is between the ages of 70 and 75 on the Contract Date:

     25% of the lesser of the Modified Purchase Payments, or Your contract value minus the Modified Purchase Payments, calculated as of the Death Report Date.

     Modified Purchase Payments
     Modified Purchase Payments are equal to the total Purchase Payments less the total amount of any partial surrenders made under this contract.

























L-12924                                                          January 2, 2001